Summary of Significant Accounting Policies: Revenue Recognition (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Revenue Recognition

Revenue Recognition

The Company records revenues and royalties from the sale of minerals when persuasive evidence of an arrangement exists, the minerals have been delivered to the customer and the risk of ownership or title has been transferred, and collectability is reasonably assured.